CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based compensation expenses	¥ 238,446	¥ 60,237	¥ 5,917
Cost of sales [Member]
Share-based compensation expenses	66,422	16,504	283
Selling expense [Member]
Share-based compensation expenses	18,039	5,606	429
Research and development expense [Member]
Share-based compensation expenses	94,952	16,357	782
General and administrative expense [Member]
Share-based compensation expenses	¥ 59,033	¥ 21,770	¥ 4,423